Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	CareMax, Inc.
Entity Central Index Key	0001813914
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the company filed a prospectus as part of its Registration Statement on Form S-1 (File No. 333-264654), filed with the Securities and Exchange Commission on May 4, 2022 (the “Registration Statement”) as a combined prospectus (the “Combined Prospectus”) with respect to (a) certain securities previously registered under the registration statement on Form S-1 (Registration No. 333-257574) filed by CareMax, Inc. (“CareMax”, the “Company”, “we” or “us”), a Delaware corporation, with the Securities and Exchange Commission (the “SEC”) on June 30, 2021 and declared effective by the SEC on July 15, 2021 (the “Prior Registration Statement”), which remain unsold, including up to (i) 60,221,530 shares of our Class A common stock, par value $0.0001 per share (“Class A Common Stock”), which consisted of (A) an aggregate of 10,000,000 shares of Class A Common Stock (the “Deerfield PIPE Investments”) purchased by Deerfield Partners, L.P. (“Deerfield Partners”) and DFHTA Sponsor LLC (the “Sponsor”) in connection with the Closing (as defined below) on June 8, 2021 (the “Closing Date”), (B) 18,635,073 shares of Class A Common Stock purchased by certain investors at the Closing, (C) 3,593,750 shares of Class A Common Stock that were converted into shares of Class A Common Stock from shares of Class B common stock, par value $0.0001 per share, on a one-for-one basis at the Closing, (D) 21,208,092 shares of Class A Common Stock issued as consideration for the Business Combination (as defined below) at Closing, (E) up to 3,200,000 Earnout Shares (as defined below) that may be issued in the form of Class A Common Stock pursuant to the earnout provisions in the Business Combination Agreement (as defined below), (F) 3,200,000 shares of Class A Common Stock issued pursuant to the earnout provisions in the Business Combination Agreement and (G) 384,615 shares of Class A Common Stock issued in the SMA Transaction (as defined below) and (ii) 2,916,667 warrants (the “Private Warrants”) originally issued in a private placement to the Sponsor in connection with our initial public offering, which closed on July 21, 2020 (the “IPO”); and (b) the resale of 3,360,000 shares of Class A Common Stock purchased by Deerfield Partners as a part of units in the IPO, which resale is newly registered hereunder. In addition, the Combined Prospectus also includes the offer and sale of up to (i) 2,916,667 shares of Class A Common Stock issuable upon the exercise of the Private Warrants and (ii) 2,875,000 shares of Class A Common Stock that are issuable by us upon the exercise of 2,875,000 warrants originally issued as part of units in the IPO at an exercise price of $11.50 per share of Class A Common Stock (the “Public Warrants” and together with the Private Warrants, the “Warrants”), all of which were registered under the Prior Registration Statement. We are filing this Amendment No. 1 to the Registration Statement to (i) include the Company’s unaudited financial statements as of and for the three months ended March 31, 2022 and 2021; and (ii) amend the section titled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and the Company’s financial statements and notes related thereto, in each case, solely to make appropriate changes to reflect the update described in clause (i) and the effects of related matters. Pursuant to Rule 429, this registration statement constitutes Post-Effective Amendment No. 1 to the Prior Registration Statement (Registration No. 333-257574) with respect to the offering of such unsold shares thereunder, which is not currently being terminated by the registrant. No other changes shall be deemed to be made to the Prior Registration Statement other than with respect to the specific shares being sold hereunder. Such post-effective amendment will become effective concurrently with the effectiveness of this registration statement in accordance with Section 8(a) of the Securities Act.